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                                     CIGNA


                         Corporate Variable Universal Life

                                 Annual Report



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                                DECEMBER 31, 1996


                               Corporate Insurance

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                T A B L E    O F    C O N T E N T S


                       PRESIDENT'S LETTER
                       ECONOMIC REVIEW AND OUTLOOK
                       REPORT OF INDEPENDENT ACCOUNTANTS

                       CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02 FINANCIAL STATEMENTS
                       CIGNA VARIABLE PRODUCTS MONEY MARKET FUND SUB-ACCOUNT

                       FUND REPORTS:

                          THE ALGER AMERICAN FUND ANNUAL REPORT
                          Alger American Growth Portfolio
                          Alger American Small Cap Portfolio
                          Alger American MidCap Growth Portfolio

                          CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
                          CIGNA Money Market Fund
                          S&P 500 Index Fund

                          JANUS ASPEN SERIES TRUST ANNUAL REPORT
                          Janus Aspen Series Short-Term Bond Portfolio
                          Janus Aspen Series Worldwide Growth Portfolio

                          MFS-REGISTERED TRADEMARK- VARIABLE TRUST ANNUAL REPORT MFS Emerging Growth Series
                          MFS Total Return Series

                          OCC ACCUMULATION TRUST ANNUAL REPORT
                          Equity Portfolio
                          Small Cap Portfolio
                          Managed Portfolio

                          TEMPLETON VARIABLE PRODUCTS SERIES FUND ANNUAL REPORT Templeton International Fund

                          VARIABLE INSURANCE PRODUCTS FUND ANNUAL REPORT High Income Portfolio
                          Equity-Income Portfolio

                          VARIABLE INSURANCE PRODUCTS FUND II ANNUAL REPORT Investment Grade Bond Portfolio

                                                   [LOGO]

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[PHOTO]    THOMAS C. JONES
           President                                  [LOGO]

                                                      900 Cottage Grove Road
                                                      Routing S-249
                                                      Hartford, CT 06152-2249




Dear Client:

It is a pleasure to provide you with this report on the performance of your Corporate Variable Universal Life Insurance product for the year ended December 31, 1996.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included an informative interview with Edward Guay, CIGNA's chief economist. The interview deals with significant national and international economic trends affecting key financial markets, and I hope you will take a few minutes to read it carefully.

As we begin the new year, the CIGNA Corporate Insurance team remains committed to meeting your executive benefit funding needs, offering sophisticated financial solutions to help you attract and retain the talent you need to grow your business in increasingly competitive markets. I appreciate the challenges you face each day, and want to personally thank you for the confidence you've shown in our ability to help you meet your objectives.

Your Corporate Variable Universal Life Product is designed specifically for the corporate marketplace to meet your needs, and we remain dedicated to supporting our product solutions with consistently superior service, unquestioned financial security and complete product disclosure. We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust and our ability to provide financial solutions of recognized value for your organization.

If you have any questions or comments about this report, please feel free to call Kathy Kern in our CIGNA Corporate Insurance Department at 860.726.7936. Kathy is available Monday through Friday, 8 a.m. to 5 p.m.

Sincerely,

/s/ THOMAS C. JONES

Thomas C. Jones


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                          ECONOMIC REVIEW AND OUTLOOK

      AN INTERVIEW WITH EDWARD GUAY, CHIEF ECONOMIST, CIGNA CORPORATION

HOW DID THE U.S. ECONOMY AND OTHER NATIONAL ECONOMIES PERFORM IN 1996?

The U.S. economy performed well during 1996, as did several other national economies. Economic activity in the U.S. continued a broadening recovery from the slowdown of late 1994 and early 1995 which was engineered by the Federal Reserve. This recovery was held back to some extent by the lingering weakness among some of the major trading partners of the U.S. However, many of the previous restraints on U.S. growth -- such as the real estate overbuilding during the 1980s -- became less significant restraints as the markets absorbed past excesses. The U.S. also benefited from a flood of liquidity as central banks in many parts of the world aggressively eased interest rates to try to restore growth.

Some other countries also recovered strongly last year. In some cases, such as Mexico, Venezuela, Argentina, and the Scandinavian countries, the recoveries were rebounds from past crises. In other cases, the resumption of growth reflected stronger and more sustainable growth of both output and final demand. In the latter group were Canada, the United Kingdom and Australia.

There was some political background "noise" during the year in the U.S. and elsewhere. But nowhere was it particularly disruptive of long-term economic fundamentals. In all, 1996 was a vintage year for the U.S. and marked the beginning of what should be several good years for the world economy.

WHAT KEY FACTORS ARE EXPECTED TO DRIVE WORLDWIDE GROWTH THIS YEAR?

The major engines of growth will include energy refining and development and stronger demand for infrastructure products, such as power generation and communications equipment.

DID INFLATION POSE A SERIOUS THREAT ON THE WORLD ECONOMIC SCENE IN 1996?

Although there were several inflation shocks last year, the massive liquidity expansion did not cause inflation to rise. Excess capacity and labor in world markets combined with technological change, continuing corporate restructuring, and relatively free trade to help keep prices under control.

WHAT WERE THE MAJOR TRENDS IN THE U.S. BOND MARKET LAST YEAR?

When 1996 began, the U.S. bond market anticipated recession, but by late spring the bond market was more fearful of resurging growth. Treasury bond yields rose from 6% to more than 7% between the end of 1995 and the middle of 1996 because of the shift in psychology and futures trading. But from August through November, fears of growth eased and bond yields retraced more than half the earlier rise. Although good economic news caused another setback in the bond market in December, the bond market performed better than generally expected for the year as a whole.

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WHAT ABOUT THE PERFORMANCE OF THE EQUITY MARKET?

The equity market performed extraordinarily well again in 1996, although it was mainly the large capitalization domestic stocks that did well. Small capitalization domestic stocks, many major international markets, most notably the Japanese market, and some of the emerging markets, particularly in Asia, underperformed. Profits were stronger than expected and balance sheets continued to improve, primarily because of restructuring, share buybacks, and the deepening and broadening impact of new technology. The financial improvement and increased liquidity benefited both the stock market and the corporate bond market.

IS THE U.S. EQUITY MARKET LIKELY TO SUSTAIN ITS STRONG GROWTH OF RECENT YEARS? WHAT ABOUT FOREIGN MARKETS?

U.S. equity valuations may experience a correction because they are at the highest levels in 30 years and there is less scope now for extraordinary profit gains from either a reduced rate of inflation or restructuring. But in foreign equity markets, the scope for restructuring and for unusual profits gains remains large. A sustained bull market in international markets could run for another two to four years.

WHAT IS THE ECONOMIC OUTLOOK FOR 1997?

The new year should bring continued growth in the U.S. and somewhat more favorable trends in the world economy. Several U.S. economic sectors are already operating at or above potential and are not likely to contribute greatly to growth during 1997. Among those are autos, housing, and some key components of business investment spending. Other U.S. economic sectors and regions are still operating well below their normal capabilities and offer the potential for upside surprises during the year. U.S. growth will be spurred by commercial construction and export industries.

After growing by more than 3.0% during 1996, the U.S. economy should be able to grow by 2.75% to 3.0% during 1997, but with somewhat different composition. Overall, our world view is still optimistic. The next year or two should be good for business, and for diversified investors.

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                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund (constituting the CG Corporate Insurance Variable Life Separate Account 02, hereafter referred to as "the Account") at December 31, 1996, the results of operations and the changes in net assets for the period December 24, 1996 (inception) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1997



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

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
CIGNA VARIABLE PRODUCTS MONEY MARKET FUND SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                   STATEMENT OF OPERATIONS
DECEMBER 31, 1996                                     PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996


ASSETS:                                               INVESTMENT INCOME:

Investment in CIGNA Variable Products                 Dividends                                    $    675
  Money Market Fund at value             $  611,191
Receivable for fund shares sold                  64   EXPENSES:
                                         ----------   Mortality and expense risk and
  Total assets                              611,255    administrative charges                           112
                                                                                                   --------
LIABILITIES:                                             Net investment income                          563
Payable to Connecticut General                                                                     --------
 Life Insurance Company                          64   INCREASE IN NET ASSETS
                                         ----------    RESULTING FROM OPERATIONS                   $    563
  Total liabilities                              64                                                --------
                                         ----------                                                --------

  Net assets                             $  611,191
                                         ----------
                                         ----------

Accumulation units outstanding               61,064
Net asset value per accumulation unit    $10.008961




STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM DECEMBER 24, 1996* TO DECEMBER 31, 1996


OPERATIONS:
Net investment income                                                                              $    563
                                                                                                   --------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium loads                                                          621,412
Participant withdrawals                                                                             (10,784)
                                                                                                   --------
  Net increase from participant transactions                                                        610,628
                                                                                                   --------

    Total increase in net assets                                                                    611,191


NET ASSETS:
Beginning of period                                                                                     -
                                                                                                   --------
End of period                                                                                      $611,191
                                                                                                   --------
                                                                                                   --------

PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS):
Participant deposits                                                                                 62,141
Participant withdrawals                                                                              (1,077)
                                                                                                   --------
  Net increase in units from participant transactions                                                61,064
                                                                                                   --------
                                                                                                   --------



* Date deposits first received

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CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
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1. ORGANIZATION
   CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

     The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of sixteen portfolios (mutual funds) of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

   ALGER AMERICAN FUND:-
     Alger American Small Capitalization Portfolio*
     Alger American MidCap Growth Portfolio*
     Alger American Growth Portfolio*
   CIGNA VARIABLE PRODUCTS GROUP:-
     CIGNA Variable Products Money Market Fund
     CIGNA Variable Products S&P 500 Index Fund*
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND:-
     Equity-Income Portfolio*
     High Income Portfolio*
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:-
     Investment Grade Bond Portfolio*
   JANUS ASPEN SERIES:-
     Short-Term Bond Portfolio*
     Worldwide Growth Portfolio*
   MFS VARIABLE INSURANCE TRUST:-
     MFS Emerging Growth Series*
     MFS Total Return Series*
   OCC ACCUMULATION TRUST:-
     OCC Equity Portfolio*
     OCC Managed Portfolio*
     OCC Small Cap Portfolio*
   TEMPLETON VARIABLE PRODUCTS SERIES FUND:-
     Templeton International Fund*

*Not active.  As of December 31, 1996, deposits not received.


2. SIGNIFICANT ACCOUNTING POLICIES
     These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

   A. INVESTMENT VALUATION: Investments held by the sub-account are valued at the respective closing net asset value per share as determined by the mutual fund as of December 31, 1996.

   B. INVESTMENT TRANSACTIONS: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

   C. FEDERAL INCOME TAXES: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) attributable to the Account are not taxed.



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CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
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3. INVESTMENTS
     Total shares held and cost of investments at December 31, 1996 were:

-----------------------------------------------------------------------------
                                                                    Cost of
Sub-Account                                         Shares Held   Investments
-----------------------------------------------------------------------------

CIGNA Variable Products Money Market Fund             611,191        $611,191
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Total purchases and sales of shares of the mutual fund, for the period noted, amounted to:
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Sub-Account                    Period*               Purchases         Sales
-----------------------------------------------------------------------------
CIGNA Variable Products  December 24, 1996 to         $621,975        $10,784
Money Market Fund        December 31, 1996
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*Date deposits first received

4. CHARGES AND DEDUCTIONS
     CG Life charges each variable sub-account for mortality and expense risks, a daily deduction, currently equivalent to .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

     CG Life also charges each variable sub-account for administrative costs, a daily deduction, currently equivalent to .10% per year during the first ten policy years.

     CG Life deducts a premium load of 6.5% of each premium payment to cover sales loads, state taxes and federal income tax liabilities. An additional 40% on premium payments, up to one guideline annual premium, will be deducted in the first policy year. In the event that the specified amount under the policy is increased, other than a change in the death benefit option, an additional 25% premium load on premium payments up to the increase in the guideline annual premium will be deducted from premium payments received during the twelve months following the increase, to the extent such premium payments are attributable to the increase in specified amount rather than to the previously existing specified amount.

     CG Life charges a policy issue fee of $250 from the accumulation value for a portion of CG Life's administrative expenses.

     CG Life charges a monthly administrative fee of $8 per month. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

     CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

     CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the period from December 24, 1996 to December 31, 1996.


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CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
-----------------------------------------------------------------------------

4. CHARGES AND DEDUCTIONS (CONTINUED)
     The fees charged by CG Life for premium loads (deducted from premium payments), policy issue fees (deducted from the initial premium payment), administrative fees and cost of insurance, both of which are included in participant withdrawals, from the variable sub-account for the period noted, amounted to:

------------------------------------------------------------------------------
                                             Policy                   Cost of
                                   Premium   Issue   Administrative  Insurance
Sub-Account        Period*          Loads     Fees        Fees       Deduction
------------------------------------------------------------------------------
CIGNA Variable  December 24, 1996  $208,122  $7,750       $248         $2,786
Products Money         to
Market Fund     December 31, 1996
------------------------------------------------------------------------------
*Date deposits first received

     CG Life will refund 60% of all premium loads previously deducted if a policy is surrendered during the first twelve months after issue. If a policy is surrendered during the months thirteen through twenty-four after issue, the refund will equal 30% of all premium loads previously deducted. For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No premium load refunds or partial surrender transaction charges were paid by CG Life or to CG Life, respectively, attributable to the variable sub-accounts, for the period December 24, 1996 to December 31, 1996.

5. DISTRIBUTION OF NET INCOME
     The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

6. DIVERSIFICATION REQUIREMENTS
     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be made if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund manager, that the mutual funds satisfy the requirements of the regulations.




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This report may be distributed only to current contract holders or to persons  who have received a current Corporate Variable Universal Life
Prospectus.



















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                                          CIGNA Financial Advisors
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                                          Hartford, CT 06152


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                                          is a division of CIGNA.